UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811‑06351

Green Century Funds

114 State Street
Suite 200
Boston, MA 02109
(Address of principal executive offices)

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 482‑0800
Date of fiscal year end: July 31
Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1).

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY BALANCED FUND
(INDIVIDUAL INVESTOR CLASS/GCBLX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	$155	1.46%

How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility. We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks. The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies. The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds. The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation. Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
Key factors that materially affected investment performance for the year include the fund’s cautious positioning in anticipation of a coming economic slowdown, which reduced the fund’s exposure to equities and increased its exposure to fixed income. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2023 to July 31, 2024.
Within equities, key factors were the continuation of an extremely narrow market focused on very large capitalization companies while companies in other capitalization ranges treaded water, and poor performance of companies exposed to clean and renewable energy as the market anticipated that the upcoming U.S. elections might lead to the reversal of the

GREEN CENTURY FUNDS

Inflation Reduction Act, which had boosted the revenues and profits of those companies.
The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1 The S&P 500 Index is an unmanaged index of 500 stocks
2 The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)[3]	11.89%	7.59%	7.30%

REGULATORY INDEX[4]

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%

PERFORMANCE INDEX[4]

CUSTOM BALANCED INDEX	15.26%	9.41%	8.61%
3 For the year ended July 31, 2024
4 The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$405 mil.

Total number of portfolio holdings	112

Total advisory fees paid	$2.4 mil.

Portfolio turnover rate as of the end of the reporting period	13%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%
Sector Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY BALANCED FUND
(INSTITUTIONAL CLASS/GCBUX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	$123	1.16%

How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility. We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks. The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies. The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds. The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation. Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
Key factors that materially affected investment performance for the year include the fund’s cautious positioning in anticipation of a coming economic slowdown, which reduced the fund’s exposure to equities and increased its exposure to fixed income. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2023 to July 31, 2024.
Within equities, key factors were the continuation of an extremely narrow market focused on very large capitalization companies while companies in other capitalization ranges treaded water, and poor performance of companies exposed to clean and renewable energy as the market anticipated that the upcoming U.S. elections might lead to the reversal of the

GREEN CENTURY FUNDS

Inflation Reduction Act, which had boosted the revenues and profits of those companies.
The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

*	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
1 The S&P 500 Index is an unmanaged index of 500 stocks
2 The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)[3]	12.21%	7.83%	7.42%

REGULATORY INDEX[4]

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%

PERFORMANCE INDEX[4]

CUSTOM BALANCED INDEX	15.26%	9.41%	8.61%
3 For the year ended July 31, 2024
4 The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$405 mil.

Total number of portfolio holdings	112

Total advisory fees paid	$2.4 mil.

Portfolio turnover rate as of the end of the reporting period	13%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	5.17%

NVIDIA Corporation	4.66%

Apple, Inc.	3.64%

Alphabet, Inc., Class A	3.29%

Mastercard, Inc., Class A	1.70%

AstraZeneca PLC ADR	1.43%

TJX Companies, Inc. (The)	1.38%

Visa, Inc.	1.33%

Salesforce, Inc.	1.32%

Costco Wholesale Corporation	1.30%
Sector Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1‑800‑221‑5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1‑800‑221‑5519.

GREEN CENTURY FUNDS

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY EQUITY FUND
(INDIVIDUAL INVESTOR CLASS/GCEQX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	$136	1.23%

For the year ended July 31, 2024, the Equity Fund Investor share class returned 20.37%, compared to the S&P 500 Index which returned 22.15%.
The strongest performing sectors in the Equity Fund were Information Technology, Communication Services, and Financials which returned 41.81%, 25.63% and 23.43%, respectively. The worst performing sectors were Consumer Discretionary and Utilities, which returned ‑2.48% and ‑1.62% respectively, for the year. Within the S&P 500 Index, Information Technology, Communication Services, and Financials were the strongest performing sectors, gaining 35.27%, 29.99%, and 26.11%, respectively. The worst performing sectors were Consumer Staples and Materials, which returned 7.93% and 9.71%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

GREEN CENTURY FUNDS

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1 The S&P 500 Index is an unmanaged index of 500 stocks

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)[2]	20.37%	14.19%	12.51%

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%
2 For the year ended July 31, 2024
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$665 mil.

Total number of portfolio holdings	359

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	5%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%
Sector Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY EQUITY FUND
(INSTITUTIONAL CLASS/GCEUX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	$103	0.93%

For the year ended July 31, 2024, the Equity Fund Institutional share class returned 20.72%, compared to the S&P 500 Index which returned 22.15%.
The strongest performing sectors in the Equity Fund were Information Technology, Communication Services, and Financials which returned 41.81%, 25.63% and 23.43%, respectively. The worst performing sectors were Consumer Discretionary and Utilities, which returned ‑2.48% and ‑1.62% respectively, for the year. Within the S&P 500 Index, Information Technology, Communication Services, and Financials were the strongest performing sectors, gaining 35.27%, 29.99%, and 26.11%, respectively. The worst performing sectors were Consumer Staples and Materials, which returned 7.93% and 9.71%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

GREEN CENTURY FUNDS

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

*	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
1 The S&P 500 Index is an unmanaged index of 500 stocks

Average annual total returns:	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)[2]	20.72%	14.53%	12.72%

S&P 500 INDEX BENCHMARK	22.15%	15.00%	13.15%
2 For the year ended July 31, 2024
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$665 mil.

Total number of portfolio holdings	359

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	5%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	12.00%

NVIDIA Corporation	11.76%

Alphabet, Inc., Class A	4.11%

Alphabet, Inc., Class C	3.59%

Tesla, Inc.	2.70%

Visa, Inc., Class A	1.71%

Mastercard, Inc., Class A	1.58%

Procter & Gamble Company (The)	1.54%

Home Depot, Inc. (The)	1.50%

AbbVie, Inc.	1.33%
Sector Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
(INDIVIDUAL INVESTOR CLASS/GCINX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	$135	1.28%

The Investor share class of the Green Century MSCI International Index Fund returned 11.11%, for the one year period ended July 31, 2024. Over the same time period, the MSCI World ex USA Index (Index) returned 11.12%.
The strongest performing sectors in the International Fund were Health Care, Information Technology, and Communications Services, which returned 28.11%, 14.18%, and 12.96%, respectively. The worst performing sectors were Consumer Discretionary and Real Estate, which returned 1.75% and 7.48%, respectively, for the year. Within the MSCI World ex USA Index, Financials, Information Technology, and Industrials were the strongest performing sectors, gaining 21.90%, 19.08%, and 15.89%, respectively. The worst performing sectors were Consumer Staples and Consumer Discretionary, which returned ‑2.84% and ‑1.89%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

GREEN CENTURY FUNDS

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1 The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average annual total returns:	1 Year	5 Years	Since Inception[2]

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)[3]	11.11%	6.78%	6.29%

MSCI WORLD EX USA INDEX	11.12%	7.48%	7.22%
2 Inception Date September 30, 2016
3 For the year ended July 31, 2024
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$192 mil.

Total number of portfolio holdings	193

Total advisory fees paid	$538k

Portfolio turnover rate as of the end of the reporting period	29%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%
Top Ten Country Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS

GREEN CENTURY FUNDS
July 31, 2024

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
(INSTITUTIONAL CLASS/GCIFX)
Annual Shareholder Report
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	$104	0.98%

The Institutional share class of the Green Century MSCI International Index Fund returned 11.46%, for the one year period ended July 31, 2024. Over the same time period, the MSCI World ex USA Index returned 11.12%.
The strongest performing sectors in the International Fund were Health Care, Information Technology, and Communications Services, which returned 28.11%, 14.18%, and 12.96%, respectively. The worst performing sectors were Consumer Discretionary and Real Estate, which returned 1.75% and 7.48%, respectively, for the year. Within the MSCI World ex USA Index, Financials, Information Technology, and Industrials were the strongest performing sectors, gaining 21.90%, 19.08%, and 15.89%, respectively. The worst performing sectors were Consumer Staples and Consumer Discretionary, which returned ‑2.84% and ‑1.89%, respectively, for the year.
Key factors that materially affected the Fund’s performance during the reporting period include:
Technology Leading the Way
Leadership from U.S. Mega‑Cap technology companies positively benefitted the fund from investments within the Information Technology Sectors. Strong performances from NVIDIA and Microsoft generated positive outcomes for the fund.
Low on Energy
The reversal in the energy sector from leader in 2022 to laggard since has been a slight tailwind given the exclusion of the Energy sector within the fund within the US market but a detractor globally.
A Soft Landing
The direction of interest weights and recessionary fears have both declined which may have impacts on the fund’s holdings across inflation sensitive industries and cyclicals.

GREEN CENTURY FUNDS

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1 The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average annual total returns:	1 Year	5 Years	Since Inception[2]

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)[3]	11.46%	7.09%	6.60%

MSCI WORLD EX USA INDEX	11.12%	7.48%	7.22%
2 Inception Date September 30, 2016
3 For the year ended July 31, 2024
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$192 mil.

Total number of portfolio holdings	193

Total advisory fees paid	$538k

Portfolio turnover rate as of the end of the reporting period	29%

GREEN CENTURY FUNDS

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	4.87%

Novo Nordisk A/S, Class B	4.76%

Unilever PLC	3.46%

Schneider Electric SE	2.95%

Sony Group Corporation	2.49%

Toronto-Dominion Bank (The)	2.35%

Hitachi Ltd.	2.25%

CSL Ltd.	2.21%

Sumitomo Mitsui Financial Group, Inc.	2.03%

RELX PLC	2.00%
Top Ten Country Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS

(b)	Not applicable.

Item 2. Code of Ethics

(a)	The registrant has adopted a Code of Ethics applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer or controller.

(c)	During the period covered by this report, there were no amendments to the provisions of the Code of Ethics referred to in Item 2(a) above.

(d)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the Code of Ethics referred to in Item 2(a) above.

(e)	Not applicable.

(f)	The Code of Ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the registrant has determined that Sanford Pooler, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Pooler is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

For the fiscal year ended 7/31/24: $111,625

For the fiscal year ended 7/31/23: $100,100

(b)

Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

For the fiscal year ended 7/31/24: $23,850

For the fiscal year ended 7/31/23: $22,275

(d)

All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)

The Charter of the Audit Committee of the Board requires that the Committee approve (a) all audit and permissible non-audit services to be provided to the Funds and (b) all permissible non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or administrator or any entity controlling, controlled by, or under common control with the investment adviser or administrator that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has the duty to consider whether the non-audit services provided by the Funds’ auditor to the Funds’ investment adviser, administrator, or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor’s independence and to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service.

(e)(2)	Zero percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were the tax compliance, tax advice and tax planning fees listed in paragraph (c) of this Item and are as follows. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

For the fiscal year ended 7/31/24: $23,850

For the fiscal year ended 7/31/23: $22,275

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Copy of the most recent financial statements:

ANNUAL REPORT Green Century Balanced Fund Green Century Equity Fund Green Century MSCI International Index Fund July 31, 2024

An investment for your future.®	114 State Street, Boston, Massachusetts 02109

For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For share price and account information, visit www.greencentury.com.

Dear Green Century Funds Shareholder:

Thank you for investing in the Green Century Funds. I look forward to writing this letter every year to communicate directly with you about our exciting developments.

The heightened attention on sustainable investing has provided us with another opportunity to explain how we pursue competitive returns while working together for clean air, clean water, clean energy, wildlife, and open spaces.

Green Century has been helping people save without compromising their values for more than 30 years, and we showcase our accomplishments on our new website www.greencentury.com. These include:

•	Our investment strategy aims to keep your money out of the most environmentally dangerous industries.
•	Our award-winning shareholder advocacy program works with corporations to use less plastic, source more renewable energy, and protect your Right to Repair the products you purchase.
•

Our unique non-profit ownership means that our profits don’t go to some Wall Street bank but instead support state and national programs that helps protect wildlife, preserve forests, and keep life-saving medicines effective.

We also put a premium on serving you, our shareholders. An easy way to stay in touch is to join our email list. Just drop us a note at info@greencentury.com with the subject line JOIN or sign up at this quick link.

Through our emails, you will never miss stories such as:

•	How our advocacy team helps protect the Amazon by stopping deforestation by agribusiness giants and secured another 25 environmental changes from companies around the world.
•	The work our nonprofit owners are doing to help protect pollinators and our food supply from Massachusetts to California.
•	The Top Ten Highlights of the Year, details about our 2024 awards from Forbes 50 over 50, Barron’s 100 Most Influential Women in Finance, and Investment News.

It’s simple to get these short emails and stay up to date on how together we are making a difference.

Thank you for saving for your future with Green Century. Together, we are building a greener future.

Sincerely,

Leslie Samuelrich

President, Green Century Funds

P.S. If have questions about our Funds or advocacy, please contact us at 1-800-934-7336 in our Boston office.

If you have questions about an existing account, please contact our shareholder services department at 1-800-221-5519.

° Green Century Capital Management, Inc. (Green Century) is the investment advisor to the Green Century Funds (the Funds).

The Green Century Funds are a family of fossil fuel-free, environmentally responsible mutual funds. Green Century Capital Management hosts an award-winning and in-house shareholder advocacy program and is the only mutual fund company in the U.S. wholly owned by environmental and public health nonprofit organizations.

You should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. To obtain a Prospectus that contains this and other information about the Funds please visit www.greencentury.com, email info@greencentury.com, or call 1-800-934-7336. Please read the Prospectus carefully before investing.

Stocks will fluctuate in response to factors that may affect a single company, industry, sector, country, region or the market as a whole and may perform worse than the market. Foreign securities are subject to additional risks such as currency fluctuations, regional economic and political conditions, differences in accounting methods, and other unique risks compared to investing in securities of U.S. issuers. Bonds are subject to a variety of risks including interest rate, credit, and inflation risk. A sustainable investment strategy which incorporates environmental, social and governance criteria may result in lower or higher returns than an investment strategy that does not include such criteria.

This information has been prepared from sources believed reliable. The views expressed are as the date of this writing and are those of the Advisor to the Funds.

The Green Century Funds are distributed by UMB Distribution Services, LLC. 235 W Galena Street, Milwaukee, WI 53212. 8/24. UMB and Green Century are not affiliated.

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2024

COMMON STOCKS — 61.9%
	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices, Inc.	11,600	$2,684,008
ASML Holding NV (a)	3,740	3,503,258
Intel Corporation	50,045	1,538,383
NVIDIA Corporation	161,270	18,871,815
NXP Semiconductors NV (a)	9,455	2,488,178
Wolfspeed, Inc. (b)	43,189	814,113

		29,899,755

Software & Services — 7.1%
Adobe, Inc. (b)	6,586	3,633,167
Microsoft Corporation	50,010	20,921,684
ServiceNow, Inc. (b)	5,144	4,189,222

		28,744,073

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
AstraZeneca PLC ADR (a)	73,287	5,800,666
Gilead Sciences, Inc.	28,375	2,158,203
IQVIA Holdings, Inc. (b)	9,197	2,264,577
Merck & Company, Inc.	27,300	3,088,449
Novo Nordisk A/S ADR (a)	22,500	2,984,175
Thermo Fisher Scientific, Inc.	5,889	3,611,959

		19,908,029

Technology Hardware & Equipment — 4.4%
Apple, Inc.	66,284	14,720,350
Palo Alto Networks, Inc. (b)	9,238	2,999,856

		17,720,206

Capital Goods — 4.3%
Eaton Corporation PLC	13,193	4,021,095
Ferguson Industries, Inc. (b)	11,734	2,612,575
MYR Group, Inc. (b)	7,536	1,058,657
Rockwell Automation, Inc.	4,908	1,367,614
Trane Technologies PLC	9,501	3,175,994
Westinghouse Air Brake Technologies Corporation	18,706	3,014,472
Xylem, Inc.	15,837	2,114,240

		17,364,647

Consumer Discretionary Distribution & Retail — 3.9%
Home Depot, Inc. (The)	9,892	3,641,839
Netflix, Inc. (b)	5,000	3,141,750
Target Corporation	21,254	3,196,814
TJX Companies, Inc. (The)	49,595	5,605,227
Tractor Supply Company	262	68,990

		15,654,620

	SHARES	VALUE
Healthcare Equipment & Services — 3.6%
Alcon, Inc. (a)	35,019	$3,291,786
Elevance Health, Inc.	7,489	3,984,373
Stryker Corporation	10,759	3,523,034
UnitedHealth Group, Inc.	6,970	4,015,835

		14,815,028

Banks — 3.3%
Bank of America Corporation	100,000	4,031,000
East West Bancorp, Inc.	48,032	4,221,532
PNC Financial Services Group, Inc. (The)	28,515	5,164,067

		13,416,599

Media & Entertainment — 3.3%
Alphabet, Inc., Class A	77,564	13,305,329

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corporation REIT	17,274	3,807,190
Equinix, Inc. REIT	2,596	2,051,463
Jones Lang LaSalle, Inc. (b)	9,787	2,455,558
Prologis, Inc. REIT	10,930	1,377,726

		9,691,937

Financial Services — 2.3%
LPL Financial Holdings, Inc.	11,384	2,521,784
Mastercard, Inc., Class A	14,830	6,876,819

		9,398,603

Insurance — 2.2%
Aflac, Inc.	28,265	2,695,916
Progressive Corporation (The)	15,121	3,237,708
Travelers Companies, Inc. (The)	13,908	3,010,248

		8,943,872

Renewable Energy & Energy Efficiency — 2.0%
First Solar, Inc. (b)	15,473	3,342,013
Ormat Technologies, Inc.	35,154	2,729,357
Sunrun, Inc. (b)	109,285	1,915,766

		7,987,136

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corporation	6,409	5,268,198
Sysco Corporation	30,845	2,364,269

		7,632,467

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Materials — 1.5%
Avery Dennison Corporation	11,233	$2,435,651
Ball Corporation	58,571	3,738,587

		6,174,238

Household & Personal Products — 1.4%
Procter & Gamble Company (The)	17,374	2,793,044
Unilever PLC ADR (a)	49,477	3,037,888

		5,830,932

Consumer Durables & Apparel — 1.3%
Levi Strauss & Company, Class A	98,146	1,799,016
Lululemon Athletica, Inc. (b)	7,160	1,852,006
NIKE, Inc., Class B	21,523	1,611,212

		5,262,234

Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	12,751	2,207,836
United Parcel Service, Inc., Class B	14,085	1,836,261

		4,044,097

Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (b)	15,357	1,846,679
Starbucks Corporation	22,323	1,740,078

		3,586,757

Commercial & Professional Services — 0.7%
Verisk Analytics, Inc.	10,870	2,845,223

Utilities — 0.7%
American Water Works Company, Inc.	19,443	2,767,905

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	1,994,719

Automobiles & Components — 0.5%
Aptiv PLC (b)	27,341	1,897,192

Food & Beverage — 0.4%
McCormick & Company, Inc.	23,732	1,827,601

Total Common Stocks (Cost $119,560,242)		250,713,199

BONDS & NOTES — 36.3%
	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — 27.0%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	$5,011,548
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,815,205
Asian Development Bank 2.125%, due 3/19/25 (a)	1,000,000	981,967
Asian Development Bank 3.125%, due 9/26/28 (a)	4,000,000	3,851,960
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	5,011,272
Bank of America Corporation 2.456% (3-Month Term SOFR+113.161 basis points), due 10/22/25 (c)	4,000,000	3,970,752
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,789,870
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,903,242
Century Housing Corporation 5.40%, due 8/15/25	4,500,000	4,501,269
European Investment Bank 2.50%, due 10/15/24 (a)	2,000,000	1,988,206
European Investment Bank 2.125%, due 4/13/26 (a)	500,000	481,222
European Investment Bank 3.75%, due 2/14/33 (a)	5,000,000	4,850,250
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (a)	2,000,000	1,966,572
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (a)	4,000,000	3,981,224
International Finance Corporation 2.125%, due 4/7/26 (a)	2,885,000	2,775,116
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (a)(c)	5,000,000	4,226,740
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,273,745
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (a)(d)	3,500,000	3,377,574

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
New Jersey Infrastructure Bank 3.00%, due 9/1/31	$2,500,000	$2,307,610
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (a)(c)	4,500,000	4,462,713
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	4,956,235
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,676,041
Salesforce, Inc. 1.50%, due 7/15/28 (c)	6,000,000	5,358,312
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,858,582
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,315,450
United States International Development Finance Corporation 3.43%, due 6/1/33	176,149	167,980
United States International Development Finance Corporation 3.05%, due 6/15/35	1,108,500	1,027,041
United States International Development Finance Corporation 2.58%, due 7/15/38	2,619,314	2,272,723
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	5,000,000	4,827,850
Visa, Inc. 0.75%, due 8/15/27 (c)	6,000,000	5,391,342
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,839,148

		109,218,761

U.S. Government Agencies — 4.6%
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,892,339
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,873,133

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	$4,000,000	$3,959,804
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,733,789
Federal Farm Credit Banks Funding Corporation 1.23%, due 7/29/30 (c)	5,000,000	4,186,730

		18,645,795

Community Development Financial Institutions — 2.6%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,404,522
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,762,023
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,829,322
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,961,596
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,338,394

		10,295,857

Equity Real Estate Investment Trusts (REITs) — 0.8%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,366,852

Capital Goods — 0.8%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	3,500,000	3,365,764

Municipal — 0.5%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	1,980,050	1,942,338

Total Bonds & Notes (Cost $153,552,185)		146,835,367

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS July 31, 2024	concluded

SHORT-TERM INVESTMENTS — 2.8%
VALUE
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $11,344,414)	$11,344,414

Total Short-term Investments (Cost $11,344,414)	11,344,414

TOTAL INVESTMENTS (f) — 101.0%
(Cost $284,456,841)	408,892,980
Other Assets Less Liabilities — (1.0)%	(3,918,991)

NET ASSETS — 100.0%	$404,973,989

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	Callable
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,377,574.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)

The cost of investments for federal income tax purposes is $284,458,843 resulting in gross unrealized appreciation and depreciation of $136,978,557 and $12,544,420 respectively, or net unrealized appreciation of $124,434,137.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024

COMMON STOCKS — 99.6%
	SHARES	VALUE
Software & Services — 21.9%
Accenture PLC, Class A (a)	17,011	$5,624,177
Adobe, Inc. (b)	12,117	6,684,343
ANSYS, Inc. (b)	2,441	765,571
Autodesk, Inc. (b)	5,818	1,440,071
Automatic Data Processing, Inc .	11,081	2,910,092
Cadence Design Systems, Inc. (b)	7,488	2,004,238
Cognizant Technology Solutions Corporation, Class A	12,534	948,573
Fidelity National Information Services, Inc.	15,259	1,172,349
Fortinet, Inc. (b)	18,171	1,054,645
Gen Digital, Inc.	12,075	313,829
International Business Machines Corporation	24,899	4,784,094
Intuit, Inc.	7,669	4,964,527
Microsoft Corporation	190,687	79,773,906
Okta, Inc., Class A (b)	4,055	380,927
Oracle Corporation	44,542	6,211,382
Paycom Software, Inc.	1,369	228,336
PayPal Holdings, Inc. (b)	27,424	1,803,951
PTC, Inc. (b)	2,869	510,252
Salesforce, Inc.	26,469	6,850,177
ServiceNow, Inc. (b)	5,564	4,531,266
Teradata Corporation (b)	2,768	89,739
Visa, Inc., Class A	42,847	11,383,162
Western Union Company (The)	6,504	77,333
Workday, Inc., Class A (b)	5,717	1,298,445
ZoomInfo Technologies, Inc. (b)	7,734	87,858

		145,893,243

Semiconductors & Semiconductor Equipment — 16.4%
Advanced Micro Devices, Inc. (b)	43,843	6,334,437
Analog Devices, Inc.	13,531	3,130,803
Applied Materials, Inc.	22,751	4,827,762
Intel Corporation	117,034	3,597,625
Lam Research Corporation	3,611	3,326,598
Microchip Technology, Inc.	15,324	1,360,465
NVIDIA Corporation	668,190	78,191,594
NXP Semiconductors NV (a)	6,714	1,766,856
ON Semiconductor Corporation (b)	12,465	975,386
Skyworks Solutions, Inc.	4,904	557,192
Texas Instruments, Inc.	24,752	5,044,705

		109,113,423

	SHARES	VALUE
Media & Entertainment — 8.8%
Alphabet, Inc., Class A	159,201	$27,309,340
Alphabet, Inc., Class C	137,813	23,862,321
Electronic Arts, Inc.	6,874	1,037,562
John Wiley & Sons, Inc., Class A .	1,110	53,003
Liberty Global PLC, Series C (a)(b)	1,795	36,097
New York Times Company (The), Class A	5,097	273,148
Omnicom Group, Inc.	5,383	527,749
Scholastic Corporation	691	21,649
Walt Disney Company (The)	49,587	4,645,806
Warner Bros Discovery, Inc. (b)	63,553	549,733

		58,316,408

Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.	47,870	8,871,268
Agilent Technologies, Inc.	8,005	1,131,907
Amgen, Inc.	14,563	4,841,761
Biogen, Inc. (b)	3,790	808,028
BioMarin Pharmaceutical, Inc. (b)	4,990	420,807
Bio-Techne Corporation	4,366	356,222
Bristol-Myers Squibb Company	53,364	2,537,992
Danaher Corporation	19,057	5,280,313
Gilead Sciences, Inc.	32,985	2,508,839
Illumina, Inc. (b)	4,304	527,670
IQVIA Holdings, Inc. (b)	4,957	1,220,562
Jazz Pharmaceuticals PLC (a)(b)	1,356	149,499
Merck & Company, Inc.	68,821	7,785,720
Mettler-Toledo International, Inc. (b)	587	892,845
Vertex Pharmaceuticals, Inc. (b)	7,023	3,481,441
Waters Corporation (b)	1,682	565,623
Zoetis, Inc.	12,492	2,249,060

		43,629,557

Financial Services — 6.3%
Ally Financial, Inc.	7,588	341,536
American Express Company	15,805	3,999,297
Ameriprise Financial, Inc.	2,858	1,229,140
Bank of New York Mellon Corporation (The)	20,762	1,350,983
BlackRock, Inc.	4,056	3,555,084
Charles Schwab Corporation (The)	41,005	2,673,116
CME Group, Inc.	9,555	1,850,899
Equitable Holdings, Inc.	9,337	407,187
FactSet Research Systems, Inc.	1,033	426,722
Franklin Resources, Inc.	8,219	187,969

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Financial Services — (continued)
Intercontinental Exchange, Inc.	15,264	$2,313,412
Invesco Ltd.	9,052	156,237
Mastercard, Inc., Class A	22,606	10,482,628
Moody’s Corporation	4,482	2,045,943
Morgan Stanley	33,148	3,421,205
Nasdaq, Inc.	11,666	789,555
Northern Trust Corporation	5,263	466,565
S&P Global, Inc.	8,671	4,203,094
State Street Corporation	8,365	710,774
Synchrony Financial	11,453	581,698
T. Rowe Price Group, Inc.	6,110	697,823
Voya Financial, Inc.	1,883	136,951

		42,027,818

Capital Goods — 6.2%
3M Company	14,974	1,909,934
A.O. Smith Corporation	3,365	286,160
AGCO Corporation	1,746	164,857
Air Lease Corporation, Class A	2,877	142,757
Allegion PLC (a)	2,387	326,565
Applied Industrial Technologies, Inc.	1,321	288,229
Builders FirstSource, Inc. (b)	3,486	583,452
Carrier Global Corporation	21,975	1,496,717
Caterpillar, Inc.	13,638	4,721,476
CNH Industrial NV (a)	19,478	207,441
Cummins, Inc.	3,657	1,067,113
Deere & Company	7,072	2,630,642
Dover Corporation	3,558	655,597
Eaton Corporation PLC	10,705	3,262,777
EMCOR Group, Inc.	1,388	521,111
Fastenal Company	15,909	1,125,562
Ferguson Industries, Inc. (b)	5,446	1,212,552
Flowserve Corporation	3,474	175,611
Fortive Corporation	9,510	683,293
Fortune Brands Innovations, Inc.	3,025	244,450
Graco, Inc.	4,625	393,356
Granite Construction, Inc.	1,257	86,054
IDEX Corporation	1,414	294,791
Illinois Tool Works, Inc.	7,830	1,936,202
Lennox International, Inc.	969	565,411
Lincoln Electric Holdings, Inc.	1,561	320,645
Masco Corporation	6,093	474,340
Middleby Corporation (The) (b)	929	125,954
Owens Corning	2,275	424,014
PACCAR, Inc.	14,595	1,439,943

	SHARES	VALUE
Capital Goods — (continued)
Parker-Hannifin Corporation	3,583	$2,010,636
Pentair PLC (a)	4,471	392,867
Quanta Services, Inc.	3,962	1,051,436
Rockwell Automation, Inc.	3,127	871,338
Roper Technologies, Inc.	2,983	1,624,989
Sensata Technologies Holding NV	3,233	126,055
Snap-on, Inc.	1,293	371,130
Stanley Black & Decker, Inc.	3,515	371,254
Tennant Company	506	54,491
Timken Company (The)	1,379	119,904
Trane Technologies PLC	6,335	2,117,664
United Rentals, Inc.	1,739	1,316,597
W.W. Grainger, Inc.	1,269	1,239,572
Westinghouse Air Brake Technologies Corporation	4,878	786,090
Xylem, Inc.	6,598	880,833

		41,101,862

Food & Beverage — 3.5%
Archer-Daniels-Midland Company	13,715	850,467
Bunge Global SA	3,707	390,088
Campbell Soup Company	4,069	190,673
Coca-Cola Company (The)	111,699	7,454,791
Conagra Brands, Inc.	11,379	345,011
Darling Ingredients, Inc. (b)	4,303	170,958
General Mills, Inc.	13,261	890,344
Hormel Foods Corporation	8,178	262,596
Ingredion, Inc.	1,801	223,990
JM Smucker Company (The)	2,848	335,922
Kellanova.	6,655	386,988
Keurig Dr Pepper, Inc.	29,780	1,020,859
Kraft Heinz Company (The)	23,278	819,618
Lamb Weston Holdings, Inc.	3,955	237,379
McCormick & Company, Inc.	6,834	526,286
Mondelez International, Inc., Class A	36,018	2,461,830
PepsiCo, Inc.	37,235	6,429,368

		22,997,168

Consumer Discretionary Distribution & Retail — 3.5%
AutoNation, Inc. (b)	736	140,370
Best Buy Company, Inc.	4,637	401,193
Booking Holdings, Inc.	919	3,414,094
Buckle, Inc. (The)	910	39,303
CarMax, Inc. (b)	4,342	366,638

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Foot Locker, Inc.	2,496	$72,534
GameStop Corporation, Class A (b)	7,802	176,871
Gap, Inc. (The)	6,046	141,960
Home Depot, Inc. (The)	27,053	9,959,832
Kohl’s Corporation	3,019	65,392
LKQ Corporation	6,373	264,480
Lowe’s Companies, Inc.	15,619	3,834,621
Nordstrom, Inc.	2,006	45,797
ODP Corporation (The) (b)	253	10,689
Pool Corporation	738	276,042
Signet Jewelers Ltd.	1,219	102,554
Target Corporation	12,541	1,886,292
Tractor Supply Company	2,931	771,791
Ulta Beauty, Inc. (b)	1,324	483,114
Williams-Sonoma, Inc.	3,488	539,524

		22,993,091

Healthcare Equipment & Services — 3.4%
Align Technology, Inc. (b)	1,996	462,833
Becton, Dickinson & Company	7,649	1,843,868
Cardinal Health, Inc.	6,720	677,578
Cencora, Inc.	5,150	1,225,082
Centene Corporation (b)	14,571	1,120,801
Cigna Group (The)	7,727	2,694,173
Cooper Cos., Inc. (The)	5,376	501,742
DaVita, Inc. (b)	1,524	208,209
DENTSPLY SIRONA, Inc.	4,786	129,892
DexCom, Inc. (b)	10,506	712,517
Edwards Lifesciences Corporation (b)	16,502	1,040,451
Elevance Health, Inc.	6,399	3,404,460
HCA Healthcare, Inc.	5,567	2,021,099
Henry Schein, Inc. (b)	1,479	106,399
Hologic, Inc. (b)	5,597	456,771
Humana, Inc.	3,152	1,139,795
IDEXX Laboratories, Inc. (b)	2,264	1,077,936
Insulet Corporation (b)	1,924	373,929
Laboratory Holdings, Inc.	2,061	444,022
Patterson Companies, Inc.	1,775	44,819
Pediatrix Medical Group, Inc. (b) .	2,034	16,964
Quest Diagnostics, Inc.	3,007	427,896
ResMed, Inc.	4,000	853,000
Select Medical Holdings Corporation	1,862	74,033

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
STERIS PLC	2,707	$646,323
Teladoc Health, Inc. (b)	4,655	43,897
West Pharmaceutical Services, Inc.	2,083	637,752
Zimmer Biomet Holdings, Inc.	5,143	572,673

		22,958,914

Renewable Energy & Energy Efficiency — 3.1%
Acuity Brands, Inc.	854	214,653
First Solar, Inc. (b)	2,731	589,869
Itron, Inc. (b)	1,460	151,022
Johnson Controls International, PLC (a)	18,448	1,319,770
Ormat Technologies, Inc.	1,264	98,137
Tesla, Inc. (b)	77,535	17,993,547

		20,366,998

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corporation REIT	12,683	2,795,333
Anywhere Real Estate, Inc. (b)	1,494	7,052
AvalonBay Communities, Inc. REIT	3,649	747,753
BXP, Inc. REIT	4,114	293,369
CBRE Group, Inc., Class A (b)	8,102	913,176
COPT Defense Properties REIT	1,751	50,726
Digital Realty Trust, Inc. REIT	8,755	1,308,785
Equinix, Inc. REIT	2,560	2,023,014
Equity Residential REIT	8,711	606,547
Federal Realty Investment Trust REIT	1,700	189,805
Healthpeak Properties, Inc.	18,763	409,409
Host Hotels & Resorts, Inc. REIT .	19,462	340,780
Iron Mountain, Inc. REIT	7,676	787,251
Jones Lang LaSalle, Inc. (b)	1,321	331,439
Macerich Company (The) REIT	6,030	96,540
PotlatchDeltic Corporation REIT .	1,003	44,493
Prologis, Inc. REIT	25,195	3,175,830
SBA Communications Corporation, Class A REIT	2,735	600,442
Simon Property Group, Inc. REIT	9,232	1,416,558
UDR, Inc. REIT	7,542	302,208
Ventas, Inc. REIT	11,039	600,963
Welltower, Inc. REIT	15,990	1,778,888

		18,820,361

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Insurance — 2.6%
Allstate Corporation (The)	7,122	$1,218,717
Arthur J. Gallagher & Company .	5,887	1,668,906
Chubb Ltd. (a)	11,101	3,060,102
Hartford Financial Services Group, Inc. (The)	8,164	905,551
Lincoln National Corporation	4,622	153,913
Loews Corporation	4,248	339,627
Marsh & McLennan Companies, Inc.	13,027	2,899,419
Principal Financial Group, Inc.	6,513	530,875
Progressive Corporation (The)	16,121	3,451,828
Prudential Financial, Inc.	9,331	1,169,361
Travelers Companies, Inc. (The)	6,209	1,343,876
Willis Towers Watson PLC (a)	2,625	740,985

		17,483,160

Materials — 2.6%
Albemarle Corporation	3,237	303,210
Amcor PLC (a)	38,873	409,333
Avery Dennison Corporation	2,223	482,013
Axalta Coating Systems Ltd. (b)	5,948	212,046
Ball Corporation	8,644	551,747
Compass Minerals International, Inc.	1,264	16,811
CRH PLC	19,296	1,653,667
Ecolab, Inc.	7,142	1,647,588
H.B. Fuller Company	1,082	93,268
International Flavors & Fragrances, Inc.	7,011	697,454
Linde PLC (a)	13,145	5,961,258
Minerals Technologies, Inc.	916	71,796
Mosaic Company (The)	8,971	267,067
Newmont Corporation	31,341	1,537,903
PPG Industries, Inc.	6,193	786,387
Sealed Air Corporation	4,014	152,733
Sherwin-Williams Company (The)	6,618	2,321,594
Sonoco Products Company	1,615	87,081

		17,252,956

Household & Personal Products — 2.2%
Clorox Company (The)	3,355	442,625
Colgate-Palmolive Company	21,816	2,163,929
Estee Lauder Companies, Inc. (The), Class A	6,354	632,922
Kimberly-Clark Corporation	9,037	1,220,447
Procter & Gamble Company (The)	63,580	10,221,121

		14,681,044

	SHARES	VALUE
Technology Hardware & Equipment — 2.2%
Cisco Systems, Inc.	108,384	$5,251,205
Cognex Corporation	4,737	235,050
Corning, Inc.	22,460	898,625
Dell Technologies, Inc., Class C	7,296	829,409
F5, Inc. (b)	1,764	359,221
Flex Ltd. (b)	12,174	391,394
Hewlett Packard Enterprise Company	35,840	713,575
HP, Inc	28,209	1,018,063
Keysight Technologies, Inc. (b)	4,783	667,563
Motorola Solutions, Inc.	4,671	1,863,355
TE Connectivity Ltd. (a)	8,803	1,358,567
Trimble, Inc. (b)	7,183	391,761
Xerox Holdings Corporation	3,254	35,029
Zebra Technologies Corporation, Class A (b)	1,417	497,636

		14,510,453

Consumer Services — 1.9%
Aramark	6,832	234,133
Choice Hotels International, Inc.	829	105,656
Darden Restaurants, Inc.	3,268	478,076
Domino’s Pizza, Inc.	939	402,549
Hilton Worldwide Holdings, Inc.	6,956	1,493,245
Jack in the Box, Inc.	96	5,706
Marriott International, Inc., Class A	6,404	1,455,629
McDonald’s Corporation	19,230	5,103,642
Royal Caribbean Cruises Ltd. (b) .	6,987	1,095,003
Starbucks Corporation	30,714	2,394,156
Vail Resorts, Inc.	842	153,252

		12,921,047

Transportation — 1.6%
ArcBest Corporation	692	87,227
Avis Budget Group, Inc.	533	53,838
C.H. Robinson Worldwide, Inc.	3,164	281,754
CSX Corporation	51,196	1,796,980
Delta Air Lines, Inc.	4,577	196,903
Expeditors International of Washington, Inc.	3,987	497,657
J.B. Hunt Transport Services, Inc.	2,250	389,587
Ryder System, Inc.	1,237	173,378
Southwest Airlines Company	4,059	109,349
U-Haul Holding Company	2,627	167,419
Union Pacific Corporation	16,607	4,097,445
United Parcel Service, Inc., Class B	19,689	2,566,855

		10,418,392

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Banks — 1.1%
Bank of Hawaii Corporation	1,166	$79,976
Cathay General Bancorp	1,722	76,319
Citizens Financial Group, Inc.	12,842	547,968
Comerica, Inc.	3,589	196,713
Huntington Bancshares, Inc.	42,438	634,448
International Bancshares Corporation	1,516	102,239
KeyCorp	25,488	411,122
M&T Bank Corporation	4,534	780,619
Old National Bancorp	6,770	135,535
PNC Financial Services Group, Inc. (The)	10,384	1,880,542
Regions Financial Corporation	25,490	570,211
Truist Financial Corporation	36,466	1,629,666
Zions Bancorp NA	4,073	210,452

		7,255,810

Consumer Durables & Apparel — 0.9%
Capri Holdings Ltd. (a)(b)	2,775	93,073
Columbia Sportswear Company	418	34,151
Deckers Outdoor Corporation (b)	770	710,425
Ethan Allen Interiors, Inc.	709	21,887
Garmin Ltd. (a)	4,345	744,081
Hanesbrands, Inc. (b)	9,572	56,858
Hasbro, Inc.	3,630	233,990
La-Z-Boy, Inc.	1,179	52,041
Mattel, Inc. (b)	7,958	153,510
Meritage Homes Corporation	1,143	231,880
Mohawk Industries, Inc. (b)	1,466	236,129
Newell Brands, Inc.	11,736	100,812
NIKE, Inc., Class B	33,075	2,475,994
PVH Corporation	1,464	149,313
Topgolf Callaway Brands Corporation (b)	4,386	72,369
Under Armour, Inc., Class A (b)	5,798	40,412
Under Armour, Inc., Class C (b)	815	5,534
VF Corporation	9,241	156,727
Whirlpool Corporation	1,506	153,567
Wolverine World Wide, Inc.	2,719	40,432

		5,763,185

Telecommunication Services — 0.7%
Lumen Technologies Inc. (b)	26,155	82,388
Verizon Communications, Inc.	115,317	4,672,645

		4,755,033

	SHARES	VALUE
Commercial & Professional Services — 0.6%
ACCO Brands Corporation	1,000	$5,110
ASGN, Inc. (b)	679	64,281
Broadridge Financial Solutions, Inc.	3,165	677,310
Copart, Inc. (b)	24,399	1,276,800
Deluxe Corporation	1,169	28,500
Exponent, Inc.	1,378	146,178
Heidrick & Struggles International, Inc.	615	24,686
HNI Corporation	1,386	76,161
ICF International, Inc.	547	80,464
Interface, Inc.	1,599	27,631
Kelly Services, Inc., Class A	1,133	26,659
ManpowerGroup, Inc.	501	38,367
Robert Half, Inc.	2,308	148,151
Steelcase, Inc., Class A	2,529	36,645
Tetra Tech, Inc.	1,484	316,448
TransUnion	5,266	475,309
Veralto Corporation	6,863	731,321

		4,180,021

Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)	18,774	1,023,183
Sysco Corporation	13,708	1,050,718

		2,073,901

Automobiles & Components — 0.2%
Aptiv PLC (b)	7,159	496,763
Autoliv, Inc. (a)	2,133	215,732
BorgWarner, Inc	6,401	226,019
Harley-Davidson, Inc.	3,528	132,300
Rivian Automotive, Inc., Class A (b)	18,434	302,502

		1,373,316

Utilities — 0.2%
American Water Works Company, Inc.	5,337	759,775
Essential Utilities, Inc.	7,218	293,412

		1,053,187

Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,799	21,664
United Natural Foods, Inc. (b)	2,072	32,116

		53,780

Total Common Stocks (Cost $251,360,692)		661,994,128

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS July 31, 2024	concluded

SHORT-TERM INVESTMENTS — 0.1%
VALUE
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $603,780)	$603,780

Total Short-term Investments (Cost $603,780)	603,780

TOTAL INVESTMENTS (d) — 99.7%
(Cost $251,964,472)	662,597,908
Other Assets Less Liabilities — 0.3%	2,196,494

NET ASSETS — 100.0%	$664,794,402

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)

The cost of investments for federal income tax purposes is $258,757,821 resulting in gross unrealized appreciation and depreciation of $419,292,208 and $15,452,121 respectively, or net unrealized appreciation of $403,840,087.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2024

COMMON STOCKS — 99.0%
	SHARES	VALUE
Japan — 24.7%
Ajinomoto Company, Inc.	20,200	$831,943
ANA Holdings, Inc.	6,900	131,981
Asahi Kasei Corporation	54,300	391,572
Bridgestone Corporation	24,600	1,003,032
Brother Industries Ltd.	10,200	209,267
Concordia Financial Group Ltd.	45,200	284,874
Daikin Industries Ltd.	11,400	1,653,076
Daiwa Securities Group, Inc.	57,400	473,900
FANUC Corporation	40,931	1,213,472
Fuji Electric Company Ltd.	5,500	309,358
Fujitsu Ltd.	75,700	1,374,725
Hankyu Hanshin Holdings, Inc ..	9,900	282,486
Hitachi Ltd.	199,815	4,317,339
Hoya Corporation	15,101	1,892,168
Ibiden Company Ltd.	4,800	186,058
JFE Holdings, Inc.	24,800	363,280
Kao Corp.	20,000	875,794
KDDI Corp.	64,417	1,938,308
Kubota Corporation	43,000	618,207
LY Corporation	115,200	288,221
MatsukiyoCocokara & Company .	14,700	239,726
Mitsubishi Chemical Group Corporation	58,500	345,515
Mitsubishi Estate Company Ltd.	48,400	824,927
Mitsui Chemicals, Inc.	7,300	211,058
NEC Corporation	10,600	917,480
Nitto Denko Corporation	6,200	538,368
Nomura Research Institute Ltd.	16,314	503,641
Omron Corporation	7,500	278,204
Oriental Land Company Ltd.	46,900	1,342,725
Pan Pacific International Holdings Corporation	16,400	427,863
Rakuten Group, Inc. (a)	64,500	378,401
Renesas Electronics Corporation	64,400	1,109,217
Ricoh Company Ltd.	23,600	219,700
Rohm Company Ltd.	14,100	192,243
Secom Company Ltd.	9,000	574,675
Seiko Epson Corporation	12,389	214,459
Sekisui House Ltd.	25,700	643,948
SG Holdings Company Ltd.	14,800	150,496
Shimadzu Corporation	10,200	300,842
Shiseido Company Ltd.	17,200	537,525
SoftBank Corporation	122,757	1,601,335
Sompo Holdings, Inc.	38,384	875,229
Sony Group Corporation	53,796	4,778,088

	SHARES	VALUE
Japan — (continued)
Sumitomo Metal Mining Company, Ltd.	10,600	$323,237
Sumitomo Mitsui Financial Group, Inc.	53,991	3,898,848
Sysmex Corporation	21,600	353,619
T&D Holdings, Inc.	21,100	395,535
TDK Corporation	16,700	1,165,031
TIS, Inc.	9,100	194,935
Tokio Marine Holdings, Inc.	80,800	3,170,038
Tokyu Corp.	21,500	260,481
Toray Industries, Inc.	59,900	311,423
Unicharm Corporation	17,400	582,911
Yamaha Motor Company Ltd.	38,500	358,511
Yokogawa Electric Corporation	9,800	248,060
ZOZO, Inc.	6,100	178,577

		47,285,932

Canada — 11.5%
Agnico Eagle Mines Ltd.	21,450	1,655,007
Bank of Nova Scotia (The)	52,535	2,453,054
CGI, Inc. (a)	8,903	1,015,137
Dollarama, Inc.	11,980	1,123,033
Element Fleet Management Corporation	16,721	319,839
FirstService Corporation	1,747	304,596
Gildan Activewear, Inc.	6,514	265,240
iA Financial Corporation, Inc.	4,241	286,767
Metro, Inc.	9,796	583,347
National Bank of Canada	14,579	1,219,369
Nutrien Ltd.	21,269	1,090,793
Open Text Corporation	11,728	369,669
RB Global, Inc.	7,870	626,944
RioCan Real Estate Investment Trust REIT	6,151	79,655
Saputo, Inc.	10,967	252,034
Shopify, Inc. (a)	51,933	3,180,600
Sun Life Financial, Inc.	25,058	1,243,916
TELUS Corporation	20,925	337,813
Toronto-Dominion Bank (The)	76,306	4,505,851
West Fraser Timber Company Ltd.	2,370	210,153
WSP Global, Inc.	5,365	891,149

		22,013,966

United Kingdom — 10.0%
3i Group PLC	41,843	1,683,327
Admiral Group PLC	11,188	396,487

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
United Kingdom — (continued)
Associated British Foods PLC	14,545	$464,339
Barratt Developments PLC	41,824	283,010
Berkeley Group Holdings PLC	4,547	296,830
Burberry Group PLC	16,261	162,733
Croda International PLC	5,705	296,618
Informa PLC	58,510	653,839
Intertek Group PLC	6,938	450,527
Kingfisher PLC	80,456	286,028
Land Securities Group PLC REIT.	30,179	246,778
Legal & General Group PLC	256,665	765,508
M&G PLC	96,732	264,132
Mondi PLC	19,014	371,745
Pearson PLC	26,208	355,578
Phoenix Group Holdings PLC	30,227	212,887
RELX PLC	81,045	3,825,014
Schroders PLC	36,232	183,093
Segro PLC REIT	54,603	642,693
Taylor Wimpey PLC	151,928	311,473
Unilever PLC	108,046	6,639,738
Whitbread PLC	7,910	296,379

		19,088,756

Switzerland — 9.0%
ABB Ltd.	68,794	3,818,302
Banque Cantonale Vaudoise	1,377	146,157
Coca-Cola HBC AG (a)	9,430	344,090
DSM-Firmenich AG	7,999	1,021,225
Givaudan SA	397	1,947,593
Julius Baer Group Ltd.	8,853	484,477
Kuehne + Nagel International AG	2,078	644,124
Lonza Group AG	3,202	2,132,121
SGS SA.	6,452	705,378
SIG Group AG (a)	13,182	276,807
Sonova Holding AG	2,179	667,904
Swiss Re AG	12,969	1,598,771
Zurich Insurance Group AG	6,295	3,460,607

		17,247,556

France — 8.6%
AXA SA	78,130	2,743,132
Cie Generale des Etablissements Michelin SCA	29,185	1,155,404
Credit Agricole SA	45,552	691,271
Danone SA	27,706	1,799,925
Eurazeo SE	1,914	150,585
Hermes International SCA	1,361	2,974,244

	SHARES	VALUE
France — (continued)
Publicis Groupe SA	9,844	$1,027,681
Rexel SA	9,717	246,879
Schneider Electric SE	23,472	5,657,585

		16,446,706

Netherlands — 7.5%
Akzo Nobel NV	7,358	454,963
ASML Holding NV	10,014	9,324,759
Koninklijke KPN NV	169,942	669,597
Prosus NV (a)	60,968	2,126,767
Wolters Kluwer NV	10,681	1,788,101

		14,364,187

Australia — 6.2%
ASX Ltd.	8,369	356,564
BlueScope Steel Ltd.	19,034	276,390
Brambles Ltd.	60,035	612,026
Cochlear Ltd.	2,817	636,505
CSL Ltd.	20,856	4,232,914
Goodman Group	73,510	1,697,027
GPT Group (The) REIT	81,382	247,887
Northern Star Resources Ltd.	49,442	458,868
Orica Ltd.	20,485	241,040
Pilbara Minerals Ltd.	123,045	237,826
QBE Insurance Group Ltd.	64,616	762,585
Suncorp Group Ltd.	54,743	636,930
Transurban Group	133,217	1,136,822
WiseTech Global Ltd.	7,178	449,773

		11,983,157

Denmark — 6.1%
Novo Nordisk A/S, Class B	68,799	9,115,379
Novonesis (Novozymes) B	16,054	1,021,954
Pandora A/S	3,523	552,242
Vestas Wind Systems A/S (a)	43,410	1,074,269

		11,763,844

Germany — 4.9%
adidas AG	6,963	1,744,911
Deutsche Boerse AG	8,168	1,672,551
GEA Group AG	6,653	293,767
Henkel AG & Company KGaA	4,525	350,611
Henkel AG & Company KGaA (b)	7,248	620,007
LEG Immobilien SE	3,185	277,833
Merck KGaA	5,555	992,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,896	2,903,929

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2024	continued

	SHARES	VALUE
Germany — (continued)
Puma SE	4,532	$224,892
Zalando SE (a)(c)	9,882	253,220

		9,334,247

Hong Kong — 2.2%
AIA Group Ltd.	483,449	3,233,705
Hang Seng Bank Ltd.	33,117	405,542
MTR Corporation Ltd.	66,167	214,055
Sino Land Company Ltd.	170,746	176,612
Swire Pacific Ltd. A Shares	18,500	159,594

		4,189,508

Finland — 1.6%
Elisa Oyj	6,113	284,630
Kesko Oyj B Shares	11,762	212,760
Kone Oyj, Class B	14,631	747,126
Metso OYJ	26,769	271,989
Sampo Oyj A Shares	19,423	851,411
Stora Enso Oyj R Shares	25,074	313,452
Wartsila OYJ Abp	21,629	446,960

		3,128,328

Italy — 1.4%
FinecoBank Banca Fineco SpA	26,279	446,120
Generali	43,896	1,136,161
Mediobanca Banca di Credito Finanziario SpA	21,929	355,978
Moncler SpA	9,433	562,453
Poste Italiane SpA (c)	19,462	263,468

		2,764,180

Sweden — 1.4%
Boliden AB	11,794	360,691
Essity AB, Class B	26,230	737,491
Svenska Cellulosa AB SCA, Class B	26,140	355,339
Svenska Handelsbanken AB A Shares	62,718	633,068
Tele2 AB B Shares	23,046	237,274
Telia Company AB	101,184	294,078

		2,617,941

Spain — 1.1%
Amadeus IT Group SA	19,390	1,277,043
Cellnex Telecom SA (c)	21,254	741,270

		2,018,313

	SHARES	VALUE
Norway — 0.9%
DNB Bank ASA	36,644	$757,067
Gjensidige Forsikring ASA	9,183	155,356
Mowi ASA	20,112	339,461
Orkla ASA	29,323	247,471
Telenor ASA	27,313	325,435

		1,824,790

Ireland — 0.7%
James Hardie Industries PLC (a) .	18,738	673,124
Kerry Group PLC, Class A	6,730	629,227

		1,302,351

Belgium — 0.6%
Ageas SA	6,889	328,890
KBC Group NV	10,769	832,939

		1,161,829

Singapore — 0.5%
CapitaLand Ascendas REIT	160,100	326,859
CapitaLand Integrated Commercial Trust REIT	236,000	368,645
CapitaLand Investment Ltd.	111,711	226,498

		922,002

New Zealand — 0.1%
Meridian Energy Ltd.	55,223	213,622

Total Common Stocks (Cost $152,564,545)		189,671,215

SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $849,595)		849,595

Total Short-term Investments (Cost $849,595)		849,595

TOTAL INVESTMENTS (e) — 99.4%
(Cost $153,414,140)		190,520,810
Other Assets Less Liabilities — 0.6%		1,124,079

NET ASSETS — 100.0%		$191,644,889

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Preference shares.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS July 31, 2024	concluded

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,257,958.

(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(e)

The cost of investments for federal income tax purposes is $158,317,719 resulting in gross unrealized appreciation and depreciation of $45,208,149 and $13,005,058 respectively, or net unrealized appreciation of $32,203,091.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY EXCHANGE	SETTLEMENT DATE	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JULY 31, 2024	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar	Citibank	AUD per USD	9/18/2024	110,000	$73,404	$72,023	$(1,381)
Canadian Dollar	TD Securities	CAD per USD	9/18/2024	240,000	175,282	174,083	(1,199)
Euro	Citibank	EUR per USD	9/18/2024	190,000	205,955	206,107	152
Japanese Yen	Citibank	JPY per USD	9/18/2024	25,560,000	165,424	171,880	6,456
Japanese Yen	JP Morgan	JPY per USD	9/18/2024	23,580,000	147,734	158,565	10,831

					$767,799	$782,658	$14,859

SALE CONTRACTS	COUNTERPARTY	CURRENCY EXCHANGE	SETTLEMENT DATE	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JULY 31, 2024	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar	BNP Paribas	CAD per USD	9/18/2024	(100,000)	$(72,707)	$(72,535)	$172
Switzerland Franc	Citibank	CHF per USD	9/18/2024	(170,000)	(192,074)	(194,853)	(2,779)

					$(264,781)	$(267,388)	$(2,607)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$503,018	$515,270	$12,252

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Switzerland Franc

EUR – Euro

JPY – Japanese Yen

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2024

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
ASSETS:
Investments, at value (cost $284,456,841, $251,964,472 and $153,414,140, respectively)	$408,892,980	$662,597,908	$190,520,810
Foreign cash, at value (cost $0, $0 and $348,123, respectively)	—	—	351,496
Receivables for:
Capital stock sold	144,625	2,532,972	42,872
Interest	956,737	3	3
Dividends	147,996	508,230	949,355
Unrealized appreciation on forward foreign currency exchange contracts	—	—	17,611

Total assets	410,142,338	665,639,113	191,882,147

LIABILITIES:
Payable for investment securities purchased	4,500,000	61,317	—
Payable for capital stock repurchased	201,097	177,811	51,118
Accrued expenses	467,252	605,583	180,781
Unrealized depreciation on forward foreign currency exchange contracts	—	—	5,359

Total liabilities	5,168,349	844,711	237,258

NET ASSETS	$404,973,989	$664,794,402	$191,644,889

NET ASSETS CONSIST OF:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$262,465,565	$260,312,519	$159,075,497
Net distributable earnings	142,508,424	404,481,883	32,569,392

NET ASSETS	$404,973,989	$664,794,402	$191,644,889

NET ASSET VALUE PER SHARE PER CLASS:
Individual Investor Class Shares:
Net assets applicable to shares outstanding	$280,643,018	$371,750,756	$58,855,353
Shares of beneficial interest issued and outstanding	7,726,436	4,294,433	4,097,673
Net asset value per share	$36.32	$86.57	$14.36

Institutional Class Shares:
Net assets applicable to shares outstanding	$124,330,971	$293,043,646	$132,789,536
Shares of beneficial interest issued and outstanding	3,411,907	3,404,826	9,285,121
Net asset value per share	$36.44	$86.07	$14.30

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF OPERATIONS

For the year ended July 31, 2024

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
INVESTMENT INCOME:
Interest income	$4,559,500	$90	$40
Dividend and other income (net of $16,581, $4,288 and $556,393 foreign withholding taxes, respectively)	3,031,576	8,272,064	4,677,156

Total investment income	7,591,076	8,272,154	4,677,196

EXPENSES:
Administrative services fee	2,845,060	5,213,204	1,506,410
Investment advisory fee	2,426,672	1,287,933	538,033

Total expenses	5,271,732	6,501,137	2,044,443

NET INVESTMENT INCOME	2,319,344	1,771,017	2,632,753

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	18,057,161	1,791,902	4,370,414
Foreign currency transactions	—	—	(6,038)
Forward foreign currency exchange contracts	—	—	(2,398)
Change in net unrealized appreciation on:
Investments	23,038,445	109,762,461	14,895,118
Foreign currency translations	—	—	8,555
Forward foreign currency exchange contracts	—	—	12,252

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	41,095,606	111,554,363	19,277,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,414,950	$113,325,380	$21,910,656

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	BALANCED FUND		EQUITY FUND		MSCI INTERNATIONAL INDEX FUND
	FOR THE YEAR ENDED JULY 31, 2024	FOR THE YEAR ENDED JULY 31, 2023	FOR THE YEAR ENDED JULY 31, 2024	FOR THE YEAR ENDED JULY 31, 2023	FOR THE YEAR ENDED JULY 31, 2024	FOR THE YEAR ENDED JULY 31, 2023
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$2,319,344	$1,655,194	$1,771,017	$2,396,070	$2,632,753	$2,690,701
Net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	18,057,161	9,771,494	1,791,902	(2,345,657)	4,361,978	(3,469,886)
Change in net unrealized appreciation on investments, foreign currency translations, and forward foreign currency exchange contracts	23,038,445	2,670,927	109,762,461	62,173,962	14,915,925	21,494,320

Net increase in net assets resulting from operations	43,414,950	14,097,615	113,325,380	62,224,375	21,910,656	20,715,135

Dividends and distributions to shareholders:
Distributions
Individual Investor Class	(8,227,012)	(5,507,040)	(549,959)	(1,548,959)	(639,922)	(578,822)
Institutional Class	(3,609,310)	(2,432,618)	(1,138,050)	(2,077,689)	(2,048,738)	(2,004,336)

Total dividends and distributions	(11,836,322)	(7,939,658)	(1,688,009)	(3,626,648)	(2,688,660)	(2,583,158)
Capital share transactions:
Proceeds from sales of shares
Individual Investor Class	17,299,282	21,024,153	34,307,961	23,168,559	8,440,202	9,049,805
Institutional Class	22,294,622	22,610,444	41,817,824	37,989,362	20,418,761	28,221,800
Reinvestment of dividends and distributions
Individual Investor Class	7,973,126	5,322,059	534,875	1,505,339	632,980	573,660
Institutional Class	3,548,005	2,398,249	1,013,383	1,871,313	2,046,659	2,002,627
Payments for shares redeemed
Individual Investor Class[1]	(46,487,264)	(47,345,115)	(40,518,479)	(45,012,458)	(7,807,554)	(9,825,458)
Institutional Class[2]	(25,821,729)	(13,500,643)	(41,886,673)	(35,603,924)	(39,097,119)	(23,420,414)

Net increase (decrease) in net assets resulting from capital share transactions	(21,193,958)	(9,490,853)	(4,731,109)	(16,081,809)	(15,366,071)	6,602,020

Total increase (decrease) in net assets	10,384,670	(3,332,896)	106,906,262	42,515,918	3,855,925	24,733,997
NET ASSETS:
Beginning of period	394,589,319	397,922,215	557,888,140	515,372,222	187,788,964	163,054,967

End of period	$404,973,989	$394,589,319	$664,794,402	$557,888,140	$191,644,889	$187,788,964

[1]	Net of redemption fee received of $3,419, $1,992, $13,514, $2,231, $3,388 and $458, respectively.
[2]	Net of redemption fee received of $843, $786, $562, $2,015, $26,591 and $10,456, respectively.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$33.46	$32.93	$37.21	$30.83	$29.05

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.11	(0.01)	0.02	0.11
Net realized and unrealized gain (loss) on investments	3.72	1.05	(2.78)	7.51	2.25

Total increase (decrease) from investment operations	3.89	1.16	(2.79)	7.53	2.36

Less dividends:
Dividends from net investment income	(0.18)	(0.09)	—	(0.02)	(0.11)
Distributions from net realized gains	(0.85)	(0.54)	(1.49)	(1.13)	(0.47)

Total decrease from dividends	(1.03)	(0.63)	(1.49)	(1.15)	(0.58)

Net Asset Value, end of year	$36.32	$33.46	$32.93	$37.21	$30.83

Total return	11.89%	3.67%	(7.97)%	24.86%	8.19%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$280,643	$279,640	$296,605	$323,991	$309,871
Ratio of expenses to average net assets	1.46%	1.46%	1.46%	1.46%	1.47%
Ratio of net investment income to average net assets	0.52%	0.35%	(0.03)%	0.07%	0.37%
Portfolio turnover(a)	13%	21%	9%	17%	25%

(a)	Calculated at Fund level.

GREEN CENTURY BALANCED FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,			FOR THE PERIOD NOVEMBER 30, 2020 (COMMENCEMENT OF OPERATIONS) TO JULY 31,
	2024	2023	2022	2021
Net Asset Value, beginning of period	$33.56	$33.06	$37.27	$33.58

Income (loss) from investment operations:
Net investment income	0.29	0.20	0.08	0.08
Net realized and unrealized gain (loss) on investments	3.72	1.07	(2.78)	4.78

Total increase (decrease) from investment operations	4.01	1.27	(2.70)	4.86

Less dividends:
Dividends from net investment income	(0.28)	(0.23)	(0.02)	(0.04)
Distributions from net realized gains	(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(1.13)	(0.77)	(1.51)	(1.17)

Net Asset Value, end of period	$36.44	$33.56	$33.06	$37.27

Total return	12.21%	4.01%	(7.72)%	14.89	%(a)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$124,331	$114,950	$101,317	$86,347
Ratio of expenses to average net assets	1.16%	1.16%	1.16%	1.16	%(b)
Ratio of net investment income to average net assets	0.82%	0.65%	0.27%	0.33	%(b)
Portfolio turnover(c)	13%	21%	9%	17	%(a)

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2024		2023	2022	2021	2020
Net Asset Value, beginning of year	$72.03		$64.46	$71.35	$52.23	$46.17

Income from investment operations:
Net investment income	0.14		0.23	0.09	0.09	0.25
Net realized and unrealized gain (loss) on investments	14.53		7.68	(6.11)	19.60	6.16

Total increase (decrease) from investment operations	14.67		7.91	(6.02)	19.69	6.41

Less dividends:
Dividends from net investment income	(0.13)		(0.18)	(0.02)	(0.06)	(0.22)
Distributions from net realized gains	—		(0.16)	(0.85)	(0.51)	(0.13)

Total decrease from dividends	(0.13)		(0.34)	(0.87)	(0.57)	(0.35)

Net Asset Value, end of year	$86.57		$72.03	$64.46	$71.35	$52.23

Total return	20.37%		12.37%	(8.64)%	37.90%	13.95%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$371,751		$314,349	$301,668	$338,094	$265,946
Ratio of expenses to average net assets	1.23	%(a)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.17%		0.35%	0.11%	0.14%	0.52%
Portfolio turnover(b)	5%		4%	5%	9%	10%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 1.20%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 1.25%.

(b)	Calculated at Fund level.

GREEN CENTURY EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2024		2023	2022	2021	2020
Net Asset Value, beginning of period	$71.59		$64.13	$71.12	$52.10	$46.11

Income from investment operations:
Net investment income	0.36		0.42	0.31	0.30	0.39
Net realized and unrealized gain (loss) on investments	14.46		7.65	(6.13)	19.54	6.16

Total increase (decrease) from investment operations	14.82		8.07	(5.82)	19.84	6.55

Less dividends:
Dividends from net investment income	(0.34)		(0.45)	(0.32)	(0.31)	(0.43)
Distributions from net realized gains	—		(0.16)	(0.85)	(0.51)	(0.13)

Total decrease from dividends	(0.34)		(0.61)	(1.17)	(0.82)	(0.56)

Net Asset Value, end of period	$86.07		$71.59	$64.13	$71.12	$52.10

Total return	20.72%		12.72%	(8.38)%	38.33%	14.28%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$293,044		$243,539	$213,705	$178,038	$94,039
Ratio of expenses to average net assets	0.93	%(a)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.47%		0.65%	0.41%	0.44%	0.82%
Portfolio turnover(b)	5%		4%	5%	9%	10%

(a)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 0.90%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 0.95%.

(b)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$13.07	$11.82	$14.94	$11.68	$11.07

Income (loss) from investment operations:
Net investment income	0.15	0.16	0.19	0.09	0.10
Net realized and unrealized gain (loss) on investments	1.30	1.23	(2.87)	3.27	0.59

Total increase (decrease) from investment operations	1.45	1.39	(2.68)	3.36	0.69

Less dividends:
Dividends from net investment income	(0.16)	(0.14)	(0.18)	(0.10)	(0.08)
Distributions from net realized gains	—	—	(0.26)	—	—

Total decrease from dividends	(0.16)	(0.14)	(0.44)	(0.10)	(0.08)

Net Asset Value, end of period	$14.36	$13.07	$11.82	$14.94	$11.68

Total return	11.11%	11.83%	(18.36)%	28.76%	6.28%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$58,855	$52,275	$47,435	$46,508	$29,073
Ratio of expenses to average net assets	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	1.15%	1.34%	1.55%	0.77%	0.98%
Portfolio turnover(a)	29%	42%	29%	31%	20%

(a)	Calculated at Fund level.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE YEARS ENDED JULY 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$13.01	$11.78	$14.90	$11.66	$11.07

Income (loss) from investment operations:
Net investment income	0.18	0.19	0.24	0.13	0.13
Net realized and unrealized gain (loss) on investments	1.30	1.23	(2.86)	3.26	0.59

Total increase (decrease) from investment operations	1.48	1.42	(2.62)	3.39	0.72

Less dividends:
Dividends from net investment income	(0.19)	(0.19)	(0.24)	(0.15)	(0.13)
Distributions from net realized gains	—	—	(0.26)	—	—

Total decrease from dividends	(0.19)	(0.19)	(0.50)	(0.15)	(0.13)

Net Asset Value, end of period	$14.30	$13.01	$11.78	$14.90	$11.66

Total return	11.46%	12.15%	(18.05)%	29.09%	6.51%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$132,790	$135,514	$115,620	$112,002	$61,608
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	1.45%	1.64%	1.85%	1.07%	1.28%
Portfolio turnover(a)	29%	42%	29%	31%	20%

(a)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1  —  Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “MSCI International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund Investor Share Class commenced operations on March 18, 1992, the Balanced Fund Institutional Share Class commenced operations on November 30, 2020, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the MSCI International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by an independent pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices, exchange or over-the-counter prices. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate fair value. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated Green Century Capital Management, Inc. (“GCCM”) as a valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. As Valuation Designee, GCCM is responsible for the supervision and implementation of the valuation process with respect to the Funds, subject to the Board’s oversight. GCCM will, among other things, (1) assess and manage material risks associated with fair value determinations; (2) select, apply and test fair value methodologies; and (3) oversee and evaluate pricing services used.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

For non-U.S. securities traded in foreign markets, the MSCI International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

In accordance with U.S. GAAP, fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of July 31, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$250,713,199	$ —	$ —	$250,713,199
BONDS & NOTES	—	146,835,367	—	146,835,367
SHORT-TERM OBLIGATIONS	11,344,414	—	—	11,344,414

TOTAL	$262,057,613	$146,835,367	$ —	$408,892,980

The following is a summary of the inputs used to value the Equity Fund’s net assets as of July 31, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$661,994,128	$ —	$ —	$661,994,128
SHORT-TERM OBLIGATIONS	603,780	—	—	603,780

TOTAL	$662,597,908	$ —	$ —	$662,597,908

The following is a summary of the inputs used to value the MSCI International Index Fund’s net assets as of July 31, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$ —	$47,285,932	$ —	$47,285,932
CANADA	22,013,966	—	—	22,013,966
UNITED KINGDOM	—	19,088,756	—	19,088,756
SWITZERLAND	—	17,247,556	—	17,247,556
FRANCE	—	16,446,706	—	16,446,706
NETHERLANDS	—	14,364,187	—	14,364,187
AUSTRALIA	—	11,983,157	—	11,983,157
DENMARK	—	11,763,844	—	11,763,844
GERMANY	—	9,334,247	—	9,334,247
HONG KONG	—	4,189,508	—	4,189,508
FINLAND	—	3,128,328	—	3,128,328
ITALY	—	2,764,180	—	2,764,180
SWEDEN	—	2,617,941	—	2,617,941
SPAIN	—	2,018,313	—	2,018,313
NORWAY	325,435	1,499,355	—	1,824,790
IRELAND	—	1,302,351	—	1,302,351
BELGIUM	—	1,161,829	—	1,161,829
SINGAPORE	—	922,002	—	922,002
NEW ZEALAND	213,622	—	—	213,622

TOTAL COMMON STOCKS	22,553,023	167,118,192	—	189,671,215

SHORT-TERM OBLIGATIONS	849,595	—	—	849,595

TOTAL	$23,402,618	$167,118,192	$ —	$190,520,810

OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	$ —	$ 12,252	$ —	$ 12,252

TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ 12,252	$ —	$ 12,252

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

* Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation on the instrument.

There were no transfers into or out of Level 3 during the reporting period.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)

Currency Translations and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. No Funds had open foreign currency spot contracts outstanding as of July 31, 2024. The MSCI International Index Fund held forward foreign currency exchange contracts (“Forward Contracts”) as of July 31, 2024 displayed in the Portfolio of Investments. Cash, including cash denominated in foreign currencies, represents cash on hand held at major financial institutions and is subject to credit risk to the extent the balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

(D)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. GAAP. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(E)

Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Accordingly, no provisions for Federal income or excise tax are necessary.

U.S. GAAP requires that all entities, including pass-through entities such as the Funds, establish a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and have not recorded a

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

liability for unrecognized tax benefits as of July 31, 2024. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits through July 31, 2024. At July 31, 2024, the tax years 2021 through 2024 remain open to examination by the Internal Revenue Service.

(F)

Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the year ended July 31, 2024, the Balanced Fund, Equity Fund and MSCI International Index Fund received $4,262, $14,076, and $29,979 respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

(G)

Indemnification: The Funds’ organizational documents provide that trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. As of July 31, 2024, no liability has been accrued.

(H)

Offsetting of Assets and Liabilities: As of July 31, 2024, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, if applicable. As of July 31, 2024, no derivative instruments with master netting arrangements were held by the Funds.

NOTE 2 — Transactions With Affiliates

(A)

Investment Adviser: GCCM is the adviser (“the Adviser”) for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. Green Century’s investment advisory fee paid by the Balanced Fund shall be equal on an annual basis to 0.65% of the average daily net assets of the Fund up to $250 million and 0.60% of the value of the average daily net assets of the Fund in excess of $250 million, accrued daily and paid monthly. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund’s average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion. The MSCI International Index Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.28% of the MSCI International Index Fund’s average daily net assets.

(B)

Subadvisers: Trillium Asset Management, LLC (“Trillium”) is the subadviser for the Balanced Fund. Trillium’s investment subadvisory fee with respect to the Fund shall be equal on an annual basis to 0.40% of the value of the average daily net assets of the Fund up to $30 million, 0.35% of the value of the average daily net assets of the Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Fund in excess of $250 million. For the year ended July 31, 2024, Green Century accrued fees of $1,290,870 to Trillium. Northern Trust Investments, Inc. (“Northern Trust”) is the subadviser for the Equity Fund and MSCI International Index Fund. For the Equity Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the MSCI International Index Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $100,000 or 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.08% of

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the year ended July 31, 2024, Green Century accrued fees of $222,883 and $218,730 to Northern Trust for the Equity Fund and the MSCI International Index Fund, respectively.
(C)

Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.48% of the Fund’s Individual Investor Class average daily net assets up to and including $250 million and 1.43% of the Fund’s Individual Investor Class average daily net assets in excess of $250 million, and 1.18% of the Fund’s Institutional Class average daily net assets up to and including $250 million and 1.13% of the Fund’s Institutional Class average daily net assets in excess of $250 million. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.20% of the Fund’s Individual Investor Class average daily net assets, and 0.90% of the Fund’s Institutional Class average daily net assets. Prior to March 1, 2024, the Equity Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.25% of the Fund’s Individual Investor Class average daily net assets, and 0.95% of the Fund’s Institutional Class average daily net assets. The MSCI International Index Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets, and 0.98% of the Fund’s Institutional Class average daily net assets.

(D)

Subadministrator: Pursuant to a Subadministrative and Fund Accounting Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator and Fund Accountant, is responsible for conducting fund accounting and certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the year ended July 31, 2024, Green Century accrued fees of $254,920, $359,579, and $155,218 to UMBFS related to services performed on behalf of the Balanced Fund, the Equity Fund, and the MSCI International Index Fund, respectively.

(E)

Index Agreements: The Equity Fund invests in the securities of the companies included in the MSCI KLD 400 Social ex Fossil Fuels Index (the “KLD Index”). The Index is owned and maintained by MSCI ESG Research (“MSCI”). For the use of the KLD Index for the Equity Fund, MSCI is paid by the Adviser an annual license fee of $27,370, plus the greater of $26,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. The MSCI International Index Fund invests in the securities included in the MSCI World ex USA SRI ex Fossil Fuels Index (the “World Index”). The Index is owned and maintained by MSCI. For the use of the World Index for the MSCI International Index Fund, MSCI is paid by the Adviser an annual license fee of $27,820, plus the greater of $25,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. For the year ended July 31, 2024, Green Century accrued fees of $236,195 and $115,659 to MSCI for the Equity Fund and MSCI International Index Fund, respectively.

NOTE 3 — Investment Transactions

For the year ended July 31, 2024, the Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $49,977,893 and $83,278,348 respectively. The Equity Fund’s cost of purchases and

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

proceeds from sales of securities, other than short-term securities, aggregated $29,652,207 and $36,187,610, respectively. The MSCI International Index Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $54,648,437 and $70,722,952, respectively.

NOTE 4 — Federal Income Tax Information

The tax basis of the components of distributable net earnings (deficit) at July 31, 2024 were as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Undistributed ordinary income	$754,958	$37,307	$729,173
Undistributed long-term capital gains	17,319,329	604,489	—

Tax accumulated earnings	18,074,287	641,796	729,173

Accumulated capital and other losses	—	—	(387,129)
Unrealized appreciation (depreciation)	124,434,137	403,840,087	32,218,716
Foreign currency translations	—	—	8,632

Distributable net earnings (deficit)	$142,508,424	$404,481,883	$32,569,392

As of July 31, 2024, the Funds had net capital loss carryovers as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Not subject to expiration
Short Term	$—	$—	$259,480
Long Term	—	—	127,649

	$—	$—	$387,129

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended July 31, 2024 and the year ended July 31, 2023 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023	YEAR ENDED July 31, 2024	YEAR ENDED JULY 31, 2023
Ordinary income	$3,113,789	$1,829,536	$1,688,009	$2,391,471
Long-term capital gains	8,722,533	6,110,122	—	1,235,177

	MSCI INTERNATIONAL INDEX FUND
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Ordinary income	$2,688,660	$2,583,158
Long-term capital gains	—	—

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

NOTE 5 — Capital Share Transactions

Capital Share transactions for the Balanced Fund, the Equity Fund and the MSCI International Index Fund were as follows:

	BALANCED FUND INDIVIDUAL INVESTOR CLASS	BALANCED FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	510,635	659,838
Reinvestment of dividends	237,628	172,036
Shares redeemed	(1,378,980)	(1,482,413)

	(630,717)	(650,539)

	BALANCED FUND INSTITUTIONAL CLASS	BALANCED FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	647,509	706,910
Reinvestment of dividends	105,049	76,667
Shares redeemed	(766,329)	(422,414)

	(13,771)	361,163

	EQUITY FUND INDIVIDUAL INVESTOR CLASS	EQUITY FUND INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	443,726	368,022
Reinvestment of dividends	6,359	24,647
Shares redeemed	(519,947)	(708,605)

	(69,862)	(315,936)

	EQUITY FUND INSTITUTIONAL CLASS	EQUITY FUND INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	546,578	608,167
Reinvestment of dividends	12,357	29,829
Shares redeemed	(556,153)	(568,124)

	2,782	69,872

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	continued

	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	641,629	752,806
Reinvestment of dividends	45,497	45,903
Shares redeemed	(589,765)	(809,959)

	97,361	(11,250)

	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Shares sold	1,560,326	2,414,096
Reinvestment of dividends	148,184	161,410
Shares redeemed	(2,842,556)	(1,970,946)

	(1,134,046)	604,560

Note 6 — Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The MSCI International Index Fund invested in forward foreign currency exchange contracts during the year ended July 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of July 31, 2024, by risk category are as follows:

MSCI INTERNATIONAL INDEX
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$17,611	Unrealized depreciation on forward foreign currency exchange contracts	$5,359

The effects of derivative instruments on the Statements of Operations for the year ended July 31, 2024, are as follows:

MSCI INTERNATIONAL INDEX
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(2,398)

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS	concluded

MSCI INTERNATIONAL INDEX
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$12,252

The average quarterly volume of derivative instruments held by the Funds during the year ended July 31, 2024 are as follows:

MSCI INTERNATIONAL INDEX
		Forward Contracts
Foreign exchange purchase contracts	Notional Value	$191,950
Foreign exchange sale contracts	Notional Value	$(66,195)

NOTE 7 — Market Risks and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

NOTE 8 — Subsequent Events

Subsequent to July 31, 2024 and through the date on which the financial statements were available for issuance, management has evaluated subsequent events requiring disclosure.

There were no other events requiring accrual or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

To the Shareholders and Board of Trustees

Green Century Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Green Century Balanced Fund, Green Century Equity Fund, and Green Century MSCI International Index Fund, each a series of Green Century Funds (the Funds), including the portfolios of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Green Century investment companies since 1995.

Boston, Massachusetts

September 18, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

TAX INFORMATION

For the year ended July 31, 2024, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 80.58%, 100% and 0.00% of dividends paid from net investment income qualified for the 70% dividends received deduction available to corporate shareholders.

For the year ended July 31, 2024, the Balanced Fund, Equity Fund and MSCI International Fund, respectively, had 94.52%, 100% and 100% of dividends paid from net investment income, designated as qualified dividend income.

GREEN CENTURY FUNDS TRUSTEES AND OFFICERS

The following table presents information about each Trustee and each Officer of the Trust as of July 31, 2024. Each Trustee and each Officer of the Trust noted as an “interested person” (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with Green Century as described below. The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

The Trust’s Registration Statement includes additional information about the Trustees and is available, without charge, upon request by calling the following toll-free number: 1-800-93-GREEN.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD	NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE
Independent Trustees:
Jonathan Darnell 114 State Street Suite 200 Boston, MA 02109 Age: 64	Trustee since 2014	Chief Financial Officer, AltEnergy Acquisition Corp. (since 2021); Member, AltEnergy Acquisition Sponsor (since 2021); Managing Director, AltEnergy, LLC, an investment firm, (since 2016); Managing Director, Pickwick Capital Partners (since 2014); President/Founder, Patolan Partners, an advisory and investment firm (since 2011).	3

Daniel S. Kern 114 State Street Suite 200 Boston, MA 02109 Age: 63	Trustee since 2015	Chief Investment Officer, Nixon Peabody LLC (Since 2023); Chief Investment Officer, TFC Financial Management (2015-2023); President and Chief Investment Officer, Advisor Partners LLC (2011 to 2015); Board member, Wealthramp (since 2015).	3

Sanford Pooler 114 State Street Suite 200 Boston, MA 02109 Age: 67	Trustee since 2021	Deputy Town Manager/Finance Director, Town of Arlington, MA (since 2016); Finance Director, Town of Amherst, MA (2011-2016).	3

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD	NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE
Mary Raftery 114 State Street Suite 200 Boston, MA 02109 Age: 59	Trustee since 2009	Senior Advisor, Funder Collaborations, ClimateWorks Foundation (since 2014); Organizational Development Consultant, Self-employed (since 2007).	3

James H. Starr 114 State Street Suite 200 Boston, MA 02109 Age: 76	Chairperson since 2009; Trustee since 1991	Retired (since 2018); Consultant, Rainville Petito, PLLC (2016 to 2018); Consultant, Danielson Rainville Attorneys, PLLC (2015); Director and President, Gunnison Valley Housing Foundation (since 2010); Director (since 2011) and President (2015-2018), Coal Creek Watershed Coalition.	3

Thomas Subak 114 State Street Suite 200 Boston, MA 02109 Age: 60	Trustee since 2021	Independent Consultant, Tom Subak LLC (since 2020); Independent Consultant and Chief Partnership Officer, Catchafire, a nonprofit organization (2019-2020); Chief Strategy Officer and Assistant to the President, Planned Parenthood Federation of America (2016-2018).	3
Interested Trustees:
Douglas H. Phelps* 114 State Street Suite 200 Boston, MA 02109 Age: 77	Trustee since 1997	President and Chief Executive Officer, The Public Interest Network (since 1982); Director, Green Century Capital Management, Inc. (since 1996).	3

Wendy Wendlandt* 114 State Street Suite 200 Boston, MA 02109 Age: 62	Trustee since 1991	Director, Green Century Capital Management, Inc. (since 2006); Senior Vice President and Political Director, The Public Interest Network (since 1989); Senior Staff, Fund for Public Interest (since 1989); Acting President, Environment America (since 2020).	3

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD	NUMBER OF PORTFOLIOS OVERSEEN BY TRUSTEE
Officers:
Leslie Samuelrich* 114 State Street Suite 200 Boston, MA 02109 Age 60	President since 2021	President (since 2015), Green Century Capital Management, Inc.	Not applicable

Matthew Dunlap* 114 State Street Suite 200 Boston, MA 02109 Age: 51	Treasurer since 2021	Senior Finance Manager (since 2020) and Treasurer (since 2021), Green Century Capital Management, Inc.; Assistant Vice President, State Street Corporation (2005-2019).	Not applicable

Robert J. Guerin* 114 State Street Suite 200 Boston, MA 02109 Age: 58	Chief Compliance Officer, Secretary and Assistant Treasurer since May 2024	Chief Compliance Officer, Secretary and Assistant Treasurer (since 5/2024), Green Century Capital Management , Inc.; Senior Vice President , Chief Compliance Officer, Allspring Funds Management LLC. (2007-2023)	Not applicable

THIS PAGE INTENTIONALLY LEFT BLANK

YOUR NOTES

Annual Report

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)

Trillium Asset Management, LLC

Two Financial Center

60 South Street, Suite 1100

Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund and International Fund)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

SUBADMINISTRATOR and DISTRIBUTOR

UMB Fund Services, Inc. (Subadministrator)

UMB Distribution Services, LLC (Distributor)

235 West Galena Street

Milwaukee, WI 53212

CUSTODIAN

UMB Bank, n.a.

928 Grand Blvd

Kansas City, MO 64106

TRANSFER AGENT

Atlantic Shareholder Services, LLC

Three Canal Plaza

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

July 31, 2024

Balanced

Fund

Equity

Fund

International

Fund

An investment for your future.

Printed on recycled paper with soy-based ink.

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid by the company during the period covered by the report is as follows:

(1) All directors and all members of any advisory board for regular compensation: $30,000 which is paid by the investment adviser.

(2) Each director and each member of an advisory board for special compensation: Not Applicable

(3) All officers: Not Applicable

(4) Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)(1)	Code of Ethics: Incorporated by reference to the Registrant’s Form N-CSR filed on October 7, 2013.

(2)	Not applicable.

(3)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
October 4, 2024

/s/ Matthew Dunlap
Matthew Dunlap
Treasurer and Principal Financial Officer
October 4, 2024